SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - Equity Classified Awards [Member]	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding, beginning balance | shares	27,538
Weighted average exercise price, Outstanding, beginning balance	$ 145.40
Weighted average remaining contractual life, Outstanding, beginning balance	5 years 10 months 9 days
Aggregate Intrinsic Value, Outstanding, beginning balance | $
Number of options, Forfeited | shares	(6,343)
Weighted average exercise price, Forfeited	$ 60.02
Weighted average remaining contractual life, Forfeited	7 years 2 months 1 day
Aggregate Intrinsic Value, Outstanding Forfeited
Number of options, Outstanding, ending balance | shares	21,195
Weighted average exercise price, Outstanding, ending balance	$ 176.13
Weighted average remaining contractual life, Outstanding	4 years 9 months 29 days
Aggregate Intrinsic Value, Outstanding, ending balance | $
Number of options, Exercisable | shares	20,905
Weighted average exercise price, Exercisable	$ 176.37
Weighted average remaining contractual life, Exercisable	4 years 9 months 21 days
Aggregate Intrinsic Value, Exercisable | $